Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan	DESCRIPTION OF THE PLAN
The Alliant Energy Corporation 401(k) Savings Plan (the Plan) is a qualified defined contribution plan under Section 401(k) of the Internal Revenue Code (the Code), as amended, and meets the applicable requirements of the Employee Retirement Income Security Act of 1974, as amended. The following brief description of the Plan is provided for general information purposes only. More complete information regarding the Plan is provided in the plan document and summary plan description, which have been made available to all eligible Plan participants (participants). The Plan is administered by the Alliant Energy Corporation Benefit Plans Committee (the Committee) and the Plan sponsor is Alliant Energy Corporate Services, Inc. (a direct subsidiary of Alliant Energy Corporation). The Committee reserves the right to terminate, amend or modify the Plan if future conditions warrant such action.

Generally, all employees of Alliant Energy Corporation and its participating subsidiaries (the Company) may participate in the Plan, except as provided in the Plan. Eligible employees aged 18 and over may participate (i) immediately following 30 consecutive days of service with respect to employee deferral contributions and Company matching contributions and (ii) immediately with respect to Company basic contributions. An initial automatic 8% pre-tax deferral contribution rate has been applied to newly hired full-time eligible employees, unless the employee made a contrary election within 30 days of the automatic enrollment notice. Participant contributions are invested in an age appropriate target date fund until changed at the participant’s discretion. The Plan also applies an automatic deferral increase for non-bargaining and certain bargaining unit employees contributing less than a 10% deferral contribution rate. The employees’ deferral contribution rate will automatically increase by 1% each year until they reach a 10% deferral contribution rate. Employees have the option of opting out of the automatic deferral increase.

An Employee Stock Ownership Plan is in place within the Plan. Under these provisions, participants have the option to elect to receive a cash distribution from the Plan for any dividends paid on Company common stock within the Plan or to have the dividends reinvested in additional shares based on the current market price.

The Company provides matching contributions of $0.50 for each $1 contributed by the participant up to the first 8% of each respective participant’s eligible compensation. In addition, the Company provides a basic (non-elective cash) contribution each pay period based on a percentage of the participant’s eligible compensation as follows:

Age Plus Years of Service	Company Basic Contribution
Less than or equal to 49	4%
50 - 69	5%
70+	6%

Company matching contributions and Company basic contributions are invested at each participant’s discretion. Participants may subsequently re-designate the distribution of future contributions or transfer existing balances between investment funds on a daily basis, subject to the limits set forth in the Plan. The Plan allows participants to transfer vested balances to an in-plan Roth conversion account within the Plan, subject to the limits and terms set forth in the Plan.

There are certain exceptions to the 8% Company matching contributions and Company basic contributions described above for bargaining unit employees. These exceptions are dependent on the bargaining unit in which the employee participates and the employee’s date of hire. These exceptions include certain employees being ineligible for the Company basic contribution and the Company matching contribution being limited to $0.50 for each $1 contributed by the participant up to the first 6% of each respective participant’s eligible compensation. There are also exceptions for certain bargaining unit employees who are eligible for a Company matching contribution of $0.50 for each $1 contributed by the participant up to the first 10% of each respective participant’s eligible compensation. Certain bargaining unit employees are also eligible to receive an additional annual Company contribution of $1,000.

An additional true-up Company matching contribution is contributed to the accounts of active participants, as of the last day of the Plan year, who contributed at least the maximum level of their compensation eligible to be matched by the Company and did not receive the maximum level of Company matching contributions based on their contributions during the Plan year.
Employee deferral contribution limits for 2025 were as follows:

Deferral limit as a percentage of compensation	50%
Maximum annual deferral limit (a)	$23,500
(a)Participants who were age 50-59 and 64+ by December 31, 2025, were eligible to make additional deferral contributions (“catch-up” contributions) of up to $7,500 in 2025. Participants who were 60-63 by December 31, 2025 were eligible to make catch-up contributions of up to $11,250 in 2025. Catch-up contributions are not matched.

Participants are immediately vested in their respective employee and Company contributions, except for the Company basic which are subject to a three-year cliff vesting schedule. At December 31, 2025 and 2024, forfeited nonvested accounts totaled $278,193 and $425,250, respectively. These accounts will be used to reduce future Company contributions and/or as otherwise permitted under the Plan. In 2025, Company contributions were reduced by $1,254,917 from forfeited nonvested accounts.

Fidelity Management Trust Company was appointed as the new trustee effective September 10, 2024 (prior to September 10, 2024 the Trustee was Empower Trust Company, LLC). Plan assets were transferred to the new trustee in-kind into the same investment funds as were held with the previous trustee, Empower Trust Company, LLC. The conversion initiated a blackout period beginning August 30, 2024 continuing through September 25, 2024. During the blackout period, participants were not able to view or access their account, change their contribution rate, make investment changes or request a loan or distribution from the Plan. Employee contributions continued to be made through payroll deductions and were transferred to participant Fidelity accounts.

Contributions under the Plan are held and invested, until distribution, in a trust fund maintained by Fidelity Management Trust Company (the Trustee). Individual accounts are maintained by Fidelity Workplace Services, LLC (the Recordkeeper) (prior to September 10, 2024 the Recordkeeper was Empower Plan Services, LLC) for each participant. The Self-Managed Brokerage administrator is Fidelity Brokerage Services, LLC (prior to September 10, 2024 administration was performed by Charles Schwab & Co.). Each participant’s account is credited with the participant’s contributions, Company contributions and an allocation of Plan earnings, and charged with withdrawals and an allocation of Plan losses and administrative expenses, as applicable. Allocations are based on participant earnings or account balances, as defined. Participant rollovers are allowed into the Plan from other qualified plans. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account balance.

The Plan has provisions under which participants who are active employees may take loans up to the lesser of $50,000 or 50% of their total account balance (a $1,000 minimum loan amount and a maximum of three loans for each participant also apply). The Committee determines the loan interest rate pursuant to the Plan. Interest rates on participant loans outstanding ranged from 4.25% to 9.50% at December 31, 2025 and 2024. Principal and interest are repaid bi-weekly through employee payroll deductions.